Share-Based Compensation - Additional Information (Detail) - Stock Option Awards [member] pure in Millions	3 Months Ended
	Jan. 31, 2019 CAD ($)	Jan. 31, 2018 CAD ($)
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Compensation expense	$ 3,300,000	$ 3,100,000
Granted	2.2	1.9
Weighted average fair value of options granted	$ 5.64	$ 6.28